INCOME TAXES (Schedule of Loss before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 23,588	$ 37,939	$ 32,246
Foreign	(989)	(873)	(760)
Loss before taxes on income	$ 22,599	$ 37,066	$ 31,486